Business Combinations, Divestiture and Private Placement - Alithya USA Inc. (formally Edgewater Technologies Inc.) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Deferred income tax	$ (3,797)	$ (3,202)